Consolidated Statements of Changes in Equity $ in Thousands	USD ($) shares	Share Capital [member] USD ($) shares	Reserves Share Options and Restricted Share Rights [member] USD ($)	Reserve Share Purchase Warrants [member] USD ($)	Retained Earnings (Deficit) [member] USD ($)	Accumulated Other Comprehensive Income (Loss) [member] USD ($)
Equity at beginning of period at Dec. 31, 2017	$ 651,670	$ 693,880	$ 15,741	$ 7,918	$ (25,135)	$ (40,734)
Equity, shares, beginning at Dec. 31, 2017 | shares		182,685,502
Options exercised	3,581	$ 4,834	(1,253)	0	0	0
Options exercised, shares | shares		1,440,907
Warrants exercised and expired	1,011	$ 3,965	0	(2,954)	0	0
Warrants exercised and expired, shares | shares		1,021,624
Vesting of restricted share rights	0	$ 2,598	(2,598)	0	0	0
Vesting of restricted share rights, shares | shares		522,322
Acquisition and cancellation of common shares (normal course issuer bid)	(20,555)	$ (20,555)	0	0	0	0
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares		(4,788,775)
Share based payments	3,858	$ 0	3,858	0	0	0
Total comprehensive income (loss)	(56,168)	0	0	0	5,872	(62,040)
Equity at end of period at Dec. 31, 2018	583,397	$ 684,722	15,748	4,964	(19,263)	(102,774)
Equity, shares, ending at Dec. 31, 2018 | shares		180,881,580
Options exercised	7,150	$ 10,766	(3,616)	0	0	0
Options exercised, shares | shares		3,181,108
Warrants exercised and expired	6,774	$ 7,068	0	(294)	0	0
Warrants exercised and expired, shares | shares		1,506,051
Vesting of restricted share rights	0	$ 1,516	(1,516)	0	0	0
Vesting of restricted share rights, shares | shares		339,404
Acquisition and cancellation of common shares (normal course issuer bid)	$ (46,521)	$ (46,521)	0	0	0	0
Acquisition and cancellation of common shares (normal course issuer bid), shares | shares	(8,700,000)	(8,680,202)
Share based payments	$ 5,180	$ 0	5,180	0	0	0
Total comprehensive income (loss)	14,916	0	0	0	16,397	(1,481)
Equity at end of period at Dec. 31, 2019	$ 570,896	$ 657,551	$ 15,796	$ 4,670	$ (2,866)	$ (104,255)
Equity, shares, ending at Dec. 31, 2019 | shares		177,227,941